NOTES PAYABLE	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

On September 24, 2008, Plantation Exploration, Inc. entered into a financing agreement with Oil Investment Leases, Inc. (OIL) for cash advances totaling $290,000.  On January 27, 2009 and May 4, 2009, the Company amended the September 24, 2008 agreement with OIL for advance cash payments under the demand loan and to assign the debt from Plantation Exploration to Savoy.  The amended agreements provided for total borrowings of $335,000 and $360,000, respectively, due on demand.  The interest is payable in-kind at 5,000 shares of common stock of the Company for each month the debt remains unpaid.  During the six months ended June 30, 2011, the Company made no payment reductions.  As of June 30, 2011, the outstanding balance of advances from OIL was $282,500.

On March 22, 2010, the Company borrowed $40,000 from non-related third parties bearing interest at 5% per annum.  The loans are unsecured and the principal and accrued and unpaid interest is payable at maturity on November 30, 2010.  The Company used the proceeds for working capital.  On January 12, 2011, the Company amended this note to create a conversion feature and increased the face amount to $41,500.  The convertible promissory note bears interest at 5% per annum and matures April 10, 2011, at which date the $41,500 and any accrued interest is payable or convertible at a price of $0.01 per share.  On January 12, 2011, the holder elected to convert $10,000 to 1,000,000 shares of common stock valued at $14,000, based on fair market value using quoted market prices on the date of grant.  On April 14, 2011, the holder converted $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.  On May 20, 2011, the holder converted $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.  On June 2, 2011, the holder converted $4,954 face amount of the note into 3,642,700 shares of the Company’s common stock.  For the six months ended June 30, 2011, the Company recorded a realized loss of $11,545 on settlement of debt.  The outstanding principal balance of the convertible promissory note at June 30, 2011 was $6,228.  The Company evaluated the terms of the amendment to the note and concluded that the amended note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the amended note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at $12,000 based on the intrinsic value of the discount.  The discount was fully amortized as of June 30, 2011 due to the short-term nature of the note.  For the period ended June 30, 2011, $12,000 was charged to interest expense associated with the amortization of the debt discount.

On March 22, 2010, the Company borrowed $40,000 from non-related third parties bearing interest at 5% per annum.  The loans are unsecured and the principal and accrued and unpaid interest is payable at maturity on November 30, 2010.  The Company used the proceeds for working capital.  On January 12, 2011, the Company amended this note to create a conversion feature and increased the face amount to $41,500.  The convertible promissory note bears interest at 5% per annum and matures April 10, 2011, at which date the $41,500 and any accrued interest is payable or convertible at a price of $0.01 per share.  On January 12, 2011, the holder elected to convert $10,000 to 1,000,000 shares of common stock valued at $14,000, based on fair market value using quoted market prices on the date of grant.  On May 20, 2011, the holder converted $7,500 face amount of the note into 3,000,000 shares of the Company’s common stock.  On June 2, 2011, the holder converted $4,080 face amount of the note into 3,000,000 shares of the Company’s common stock.  On June 3, 2011, the holder converted $3,636 face amount of the note into 2,100,000 shares of the Company’s common stock.  For the six months ended June 30, 2011, the Company recorded a realized loss of $25,684 on settlement of debt.  The outstanding principal balance of the convertible promissory note at June 30, 2011 was $16,284.  The Company evaluated the terms of the amendment to the note and concluded that the amended note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the amended note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at $12,000 based on the intrinsic value of the discount.  The discount was fully amortized as of June 30, 2011 due to the short-term nature of the note.  For the period ended June 30, 2011, $12,000 was charged to interest expense associated with the amortization of the debt discount.

On April 21, 2010, the Company borrowed $40,000 from non-related third parties bearing interest at 5% per annum.  The loans are unsecured and the principal and accrued and unpaid interest is payable at maturity on December 31, 2010.  The Company used the proceeds for working capital.  On January 12, 2011, the Company amended this note to create a conversion feature and increased the face amount to $41,500.  The convertible promissory note bears interest at 5% per annum and matured April 10, 2011, at which date the $41,500 and any accrued interest is payable or convertible at a price of $0.01 per share.  On January 12, 2011, the holder elected to convert $10,000 to 1,000,000 shares of common stock valued at $14,000, based on fair market value using quoted market prices on the date of grant and the Company recorded a realized loss of $4,000 on settlement of debt.  The outstanding balance of the convertible promissory note at June 30, 2011 was $30,000.  The Company evaluated the terms of the amendment to the note and concluded that the amended note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the amended note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at $12,000 based on the intrinsic value of the discount.  The discount was fully amortized as of June 30, 2011 due to the short-term nature of the note.  For the period ended June 30, 2011, $12,000 was charged to interest expense associated with the amortization of the debt discount.

On October 25, 2010, an unrelated third party advanced $63,000 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 10% per annum and matures July 27, 2011, at which date the $63,000 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of $0.00009 or (ii) 60% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 39,375,000).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i)  the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  The Company evaluated the terms of the convertible promissory note and concluded that this convertible promissory note did not result in a derivative and that there was not a beneficial conversion feature.  Subsequent to year-end, the Company sold its working interest in the Zavadil well and 50% of its working interest in the Rozella Kiefer well.  This constituted a significant sale of assets and as such rendered the note in default.  As a result of the default, no demand for repayment has been made; however, the lender can exercise its conversion rights.  On April 28, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of $63,000 converted $6,000 face amount of the note into 3,333,333 shares of the Company’s common stock.  For the six months ended June 30, 2011, the Company recorded a realized loss of $10,667 on settlement of debt.  The outstanding principal balance of the convertible promissory note at June 30, 2011 was $57,000.

On December 21, 2010, an unrelated third party advanced $32,500 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 10% per annum and matures September 23, 2011, at which date the $32,500 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of $0.00009 or (ii) 60% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 17,324,094).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i) the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from  one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  At December 31, 2010, assuming no adjustment to the conversion price, if the lender converted the entire principal balance of the convertible promissory note using the greater of the fixed or variable conversion price at December 31, 2010, after taking into consideration the aforementioned limitation on the amount of the convertible promissory note that can be converted, then they would have received approximately 2,723,540 shares of the Company’s common stock.  The Company evaluated the terms of the convertible promissory note and concluded that this convertible promissory note did not result in a derivative and that there was not a beneficial conversion feature.  Subsequent to year-end, the Company sold its working interest in the Zavadil well and 50% of its working interest in the Rozella Kiefer well.  This constituted a significant sale of assets and as such rendered the note in default.  As a result of the default, no demand for repayment has been made; however, the lender can exercise its conversion rights.

On March 7, 2011, an unrelated third party advanced $30,000 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 8% per annum and matures on December 9, 2011, at which time the $30,000 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of $0.00009 or (ii) 60% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 28,009,461).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i) the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  This constituted a significant sale of assets and as such rendered the note in default.  Subsequent to entering into the convertible promissory note agreement, the Company sold 50% of its working interest in the Rozella Kiefer well.  As a result of the default, no demand for repayment has been made; however, the lender can exercise its conversion rights.  The Company evaluated the terms of the note and concluded that the note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at $2,258 at inception based on the intrinsic value of the discount.  For the period ended June 30, 2011, $1,004 was charged to interest expense associated with the amortization of the debt discount.

On June 22, 2011, an unrelated third party advanced $11,000 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 8% per annum and matures on March 26, 2012, at which time the $11,000 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of $0.00009 or (ii) 50% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 28,009,461).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i) the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  This constituted a significant sale of assets and as such rendered the note in default.  The Company evaluated the terms of the convertible promissory note and concluded that this convertible promissory note did not result in a derivative and that there was not a beneficial conversion feature.  As of June 30, 2011, the related proceeds had not been received.

Also, on June 22, 2011, the Company agreed to amend its prior notes dated October 25, 2010 (in the original face amount of $63,000), December 21, 2010 (in the original face amount of $32,500), and March 7, 2011 (in the original face amount of $30,000) to amend the conversion price to the greater of either (i) a fixed conversion price of $0.00009 or (ii) 50% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The Company evaluated the modification and concluded that the modification was not an extinguishment of the original debt; as a result, no gain or loss was recognized upon modification and there was not a significant difference between the carrying value of the debt prior to modification and the fair value of the debt after modification.

On April 10, 2011, the two promissory notes dated March 22, 2011, each in the original face amount of $40,000, and the promissory note dated April 21, 2010 in the original face amount of $40,000 went into default as a result of the Company’s non-payment.